Other Financial Information - Income Statement (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Statements Captions [Line Items]
Revenue	$ 512,279	$ 616,494	$ 689,355
Time charter, voyage and logistics business expenses	(244,412)	(269,279)	(273,312)
Direct vessel expenses	(114,074)	(117,790)	(117,269)
General and administrative expenses	(44,634)	(51,331)	(52,852)
Depreciation and amortization	(98,124)	(108,206)	(107,395)
Interest income/expense and finance cost, net	(108,506)	(103,479)	(103,061)
Loss on bond and debt extinguishment	(37,136)	0	(21,199)
Loss on derivatives	(260)	(196)	(165)
Gain on sale of assets	18	323	38,822
Loss on change in control	0	0	(35,325)
Other income/(expense), net	5,954	161,110	(11,569)
(Loss)/income before equity in net earnings of affiliated companies	(128,895)	127,646	6,030
(Loss)/Income from subsidiaries	0	0	0
Equity in net earnings of affiliated companies	19,344	48,228	35,246
(Loss)/income before taxes	(109,551)	175,874	41,276
Income tax (expense)/benefit	4,260	(312)	56
Net (loss)/income	(105,291)	175,562	41,332
Less: Net income attributable to the noncontrolling interest	(3,772)	(77)	(506)
Preferred stock dividends of subsidiary	0	0	(27)
Preferred stock dividends attributable to the noncontrolling interest	0	0	12
Net (loss)/income attributable to Navios Holdings common stockholders	(109,063)	175,485	40,811
Other comprehensive (loss)/income
Unrealized holding loss on investments in-available-for-sale-securities	(10,614)	(566)	(26,458)
Reclassification to investments in affiliates	0	(6,158)	0
Total other comprehensive (loss)/income	(10,614)	(6,724)	(26,458)
Total comprehensive (loss)/ income	(115,905)	168,838	14,859
Comprehensive income attributable to noncontrolling interest	(3,772)	(77)	(506)
Total other comprehensive (loss)/income attributable to Navios Holdings' common stockholders	(119,677)	168,761	14,353
Navios Maritime Holdings Inc. Issuer
Condensed Financial Statements Captions [Line Items]
General and administrative expenses	(8,261)	(12,391)	(15,473)
Depreciation and amortization	(2,811)	(2,818)	(2,810)
Interest income/expense and finance cost, net	(76,227)	(70,757)	(61,376)
Loss on bond and debt extinguishment	(37,136)		(21,199)
Loss on change in control			(35,325)
Other income/(expense), net	10	(276)	181
(Loss)/income before equity in net earnings of affiliated companies	(124,425)	(86,242)	(136,002)
(Loss)/Income from subsidiaries	6,320	228,833	155,325
Equity in net earnings of affiliated companies	9,042	32,894	21,488
(Loss)/income before taxes	(109,063)	175,485	40,811
Net (loss)/income	(109,063)	175,485	40,811
Net (loss)/income attributable to Navios Holdings common stockholders	(109,063)	175,485	40,811
Other comprehensive (loss)/income
Unrealized holding loss on investments in-available-for-sale-securities	(10,614)	(566)	(26,458)
Reclassification to investments in affiliates		(6,158)
Total other comprehensive (loss)/income	(10,614)	(6,724)	(26,458)
Total comprehensive (loss)/ income	(119,677)	168,761	14,353
Total other comprehensive (loss)/income attributable to Navios Holdings' common stockholders	(119,677)	168,761	14,353
Guarantor Subsidiaries
Condensed Financial Statements Captions [Line Items]
Revenue	274,229	364,364	408,756
Time charter, voyage and logistics business expenses	(159,203)	(162,273)	(163,809)
Direct vessel expenses	(37,584)	(45,484)	(40,819)
General and administrative expenses	(21,733)	(24,003)	(22,320)
Depreciation and amortization	(71,815)	(77,281)	(70,221)
Interest income/expense and finance cost, net	(7,253)	(12,357)	(15,831)
Loss on derivatives	(260)	(196)	(165)
Gain on sale of assets		323	38,787
Other income/(expense), net	13,578	169,138	(2,203)
(Loss)/income before equity in net earnings of affiliated companies	(10,041)	212,231	132,175
(Loss)/Income from subsidiaries	6,353	1,547	9,838
Equity in net earnings of affiliated companies	7,245	13,002	12,451
(Loss)/income before taxes	3,557	226,780	154,464
Income tax (expense)/benefit	(294)	(277)	(292)
Net (loss)/income	3,263	226,503	154,172
Net (loss)/income attributable to Navios Holdings common stockholders	3,263	226,503	154,172
Other comprehensive (loss)/income
Unrealized holding loss on investments in-available-for-sale-securities	(10,614)	(566)
Total other comprehensive (loss)/income	(10,614)	(566)
Total comprehensive (loss)/ income	(7,351)	225,937	154,172
Total other comprehensive (loss)/income attributable to Navios Holdings' common stockholders	(7,351)	225,937	154,172
Non Guarantor Subsidiaries
Condensed Financial Statements Captions [Line Items]
Revenue	238,050	252,130	280,599
Time charter, voyage and logistics business expenses	(85,209)	(107,006)	(109,503)
Direct vessel expenses	(76,490)	(72,306)	(76,450)
General and administrative expenses	(14,640)	(14,937)	(15,059)
Depreciation and amortization	(23,498)	(28,107)	(34,364)
Interest income/expense and finance cost, net	(25,026)	(20,365)	(25,854)
Gain on sale of assets	18		35
Other income/(expense), net	(7,634)	(7,752)	(9,547)
(Loss)/income before equity in net earnings of affiliated companies	5,571	1,657	9,857
Equity in net earnings of affiliated companies	3,057	2,332	1,307
(Loss)/income before taxes	8,628	3,989	11,164
Income tax (expense)/benefit	4,554	(35)	348
Net (loss)/income	13,182	3,954	11,512
Less: Net income attributable to the noncontrolling interest	(3,772)	(77)	(506)
Preferred stock dividends of subsidiary			(27)
Preferred stock dividends attributable to the noncontrolling interest			12
Net (loss)/income attributable to Navios Holdings common stockholders	9,410	3,877	10,991
Other comprehensive (loss)/income
Total comprehensive (loss)/ income	13,182	3,954	11,497
Comprehensive income attributable to noncontrolling interest	(3,772)	(77)	(506)
Total other comprehensive (loss)/income attributable to Navios Holdings' common stockholders	9,410	3,877	10,991
Eliminations
Condensed Financial Statements Captions [Line Items]
(Loss)/Income from subsidiaries	(12,673)	(230,380)	(165,163)
(Loss)/income before taxes	(12,673)	(230,380)	(165,163)
Net (loss)/income	(12,673)	(230,380)	(165,163)
Net (loss)/income attributable to Navios Holdings common stockholders	(12,673)	(230,380)	(165,163)
Other comprehensive (loss)/income
Unrealized holding loss on investments in-available-for-sale-securities	10,614	566
Total other comprehensive (loss)/income	10,614	566
Total comprehensive (loss)/ income	(2,059)	(229,814)	(165,163)
Total other comprehensive (loss)/income attributable to Navios Holdings' common stockholders	$ (2,059)	$ (229,814)	$ (165,163)